Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 2,704,532	$ 2,717,532
Deferred tax assets not recognized	(2,704,532)	(2,717,532)
Net deferred tax asset